SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended						69 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 CNY (¥)
AccountingPoliciesLineItems [Line Items]
Impairment losses	$ 2,746,026
Export tax rebates received	245,000	¥ 1,749,000	450,000	¥ 3,204,000	412,000	¥ 2,906,000
Idle capacity expenses	$ 396,744		362,894		345,424
Income tax examination, likelihood	greater than 50%	greater than 50%
Value added tax rate							13.00%
Value added tax refund receivable	$ 147,000		143,000				$ 143,000
Cash, FDIC Insured Amount	70,000							¥ 500,000	$ 800,000
Cash	48,024
Net Income (Loss) Attributable to Parent	19,347,439		3,690,287		$ 3,501,518
Cash Equivalents, at Carrying Value	600,000
Cash and Cash Equivalent	645,939		$ 1,280,911				$ 1,280,911	¥ 48,024		¥ 61,442
HONG KONG
AccountingPoliciesLineItems [Line Items]
Cash, FDIC Insured Amount	103,000
Cash	597,915
Cash uninsured amount	$ 358,957